Financial Assets Held for Trading (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Financial Assets Held For Trading Abstract
Schedule of Fair value Measurments of Investment

The following table present fair value measurements of investment:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,520,128	-	2,520,128
Total	-	2,520,128	-	2,520,128

The following table present fair value measurements of investment:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial Assets Held for Trading	-	2,384,192	-	2,384,192
Total	-	2,384,192	-	2,384,192

Schedule of Movements for Financial Assets Held for Trading

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, July 1, 2024	-
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2025	2,384,192
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	135,936
Balance, December 31, 2025	2,520,128

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, June 30, 2023	-
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	-
Balance, June 30, 2024	-
Subscription Amount	2,352,941
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain (loss) on investments	31,251
Balance, June 30, 2025	2,384,192